Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Entity Registrant Name	Bluerock Residential Growth REIT, Inc.
Entity Central Index Key	0001442626
Entity Filer Category	Smaller Reporting Company
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2013